LEASE OBLIGATIONS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Lease Obligations
Lease obligations, current	$ 245.8	$ 0.0
Lease obligations, non-current	1,098.1	0.0
Total	$ 1,343.9	$ 0.0